Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement Income Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Managed Retirement Income Fund-Class A
Expense Example:
1 year	$ 642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor Managed Retirement Income Fund-Class I
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567